INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 1,766,447	$ 2,856,161
Income tax recovery calculated at statutory rate	476,941	771,163
Non-deductible expenditures	299,464	(200,062)
Flow-through premium	(207,207)	0
Other	26,702	8,253
Unrecognized tax benefit	(595,900)	(579,354)
INCOME TAX	$ 0	$ 0